COMPANY OVERVIEW AND BASIS OF PRESENTATION (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
COMPANY OVERVIEW AND BASIS OF PRESENTATION [Abstract]
COMPANY OVERVIEW AND BASIS OF PRESENTATION
NOTE 1.	COMPANY OVERVIEW AND BASIS OF PRESENTATION

Company Overview

ULURU Inc. (hereinafter “we”, “our”, “us”, “ULURU”, or the “Company”) is a Nevada corporation.  We are a specialty pharmaceutical company committed to developing and commercializing a range of innovative wound care and muco-adhesive film products based on our patented Nanoflex® and OraDiscTM technologies, with the goal of improving outcomes for patients, health care professionals, and health care payers.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and include the accounts of ULURU Inc., a Nevada corporation, and its wholly-owned subsidiary, Uluru Delaware Inc., a Delaware corporation.  They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the Company’s financial position as of September 30, 2015 and the results of its operations for the three and nine months ended September 30, 2015 and 2014 and cash flows for the nine months ended September 30, 2015 and 2014 have been made.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results may differ from those estimates and assumptions.  These differences are usually minor and are included in our consolidated financial statements as soon as they are known.  Our estimates, judgments, and assumptions are continually evaluated based on available information and experience. Because of the use of estimates inherent in the financial reporting process, actual results could differ from those estimates.

All intercompany transactions and balances have been eliminated in consolidation.

Operating results for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

These condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014, as filed with the Securities and Exchange Commission on April 1, 2015, including the risk factors set forth therein.
Liquidity and Going Concern

The report of our independent registered public accounting firm for the fiscal year ended December 31, 2014, contained an explanatory paragraph to reflect its significant doubt about our ability to continue as a going concern as a result of our history of losses and our liquidity position, as discussed herein and in this Form 10-Q.  Based on our existing liquidity, the proceeds from the October 2015 Offering (described in Note 18.), the expected level of operating expenses, projected sales of our existing products combined with other revenues and financing transactions we are exploring, we believe that we do not have sufficient working capital to meet our working capital and capital expenditure requirements beyond the fourth quarter of 2015.  In the long run we cannot be sure that our anticipated revenue growth will be realized or that we will generate significant positive cash flow from operations.  Moreover, we may not be able to raise sufficient additional capital on acceptable returns, or at all, to continue operations and may not be able to execute any strategic transactions.  Therefore, we are unable to assert that our financial position is sufficient to fund operations beyond the fourth quarter of 2015, and as a result, there is substantial doubt about our ability to continue as a going concern beyond the fourth quarter of 2015.

NOTE 1.	COMPANY OVERVIEW AND BASIS OF PRESENTATION

Company Overview

ULURU Inc. (hereinafter “we”, “our”, “us”, “ULURU”, or the “Company”) is a Nevada corporation.  We are a specialty pharmaceutical company committed to developing and commercializing a range of innovative wound care and mucoadhesive film products based on our patented Nanoflex® and OraDiscTM technologies, with the goal of improving outcomes for patients, health care professionals, and health care payers.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United State of America (“U.S. GAAP”) and include the accounts of ULURU Inc., a Nevada corporation, and its wholly-owned subsidiary, ULURU Delaware Inc., a Delaware corporation.  Both companies have a December 31 fiscal year end.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods.  Actual results may differ from those estimates and assumptions.  These differences are usually minor and are included in our consolidated financial statements as soon as they are known.  Our estimates, judgments, and assumptions are continually evaluated based on available information and experience. Because of the use of estimates inherent in the financial reporting process, actual results could differ from those estimates.

All intercompany transactions and balances have been eliminated in consolidation.

Liquidity and Going Concern

The Company is unable to assert that its liquidity will be sufficient to fund operations beyond the first quarter of 2015, and as a result, there is substantial doubt about our ability to continue as a going concern beyond the first quarter of 2015.  These consolidated financial statements have been prepared with the assumption that we will continue as a going concern and will be able to realize its assets and discharge its liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern.  We may not be able to raise sufficient capital on acceptable terms, or at all, to continue operations and may not be able to execute any strategic transaction.

Our liquidity, and our ability to raise additional capital or complete any strategic transaction, depends on a number of factors, including, but not limited to, the following:

•	the market price of our stock and the availability and cost of additional equity capital from existing and potential new investors;

•	general economic and industry conditions affecting the availability and cost of capital;

•	our financial condition, including its revenues, the amount of its indebtedness and its ability to control costs associated with its operations;

•	the costs of filing, prosecuting, defending and enforcing any patent claims and other intellectual property rights; and

•	the terms and conditions of our existing collaborative and licensing agreements.

The sale of additional equity or convertible debt securities will likely result in substantial additional dilution to our stockholders.  If we raise additional funds through the incurrence of indebtedness, the obligations related to such indebtedness would be senior to rights of holders of our capital stock and could contain covenants that would restrict our operations.  We also cannot predict what consideration might be available, if any, to us or our stockholders, in connection with any strategic transaction.  Should strategic alternatives or additional capital not be available to us in the near term, or not be available on acceptable terms, we may be unable to realize value from its assets and discharge its liabilities in the normal course of business which may, among other alternatives, cause us to further delay, substantially reduce or discontinue operational activities to conserve its cash resources.